Other Disclosure - Expenses associated with the acquisition and operations (Details) kr in Millions, $ in Millions			5 Months Ended	8 Months Ended	12 Months Ended
	May 21, 2024 DKK (kr)	May 21, 2024 USD ($)	May 20, 2024 DKK (kr)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 DKK (kr)
Acquisition of Businesses
Acquisition and integration related charges					kr 300
ProfoundBio
Acquisition of Businesses
Revenue					0
Research and development expenses					403
Selling, general and administrative expenses					27
Acquisition and integration related charges					187
Total					617
Cash payment related to the portion of awards with future vesting conditions	kr 79	$ 11
Acquisition and integration related charges			kr 113	kr 187	kr 300